Income Taxes - Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax [Abstract]
Statutory EIT rate	25.00%	25.00%	25.00%